LEASES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 5,682	$ 7,835
Less than one year (0-1)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	1,067	2,153
One to five years (1-5)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	3,789	3,816
More than five years (5+)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 826	$ 1,866